Employee benefits (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee benefits
Employee benefit expenses under a government mandated defined contribution plan	¥ 1,181,802	¥ 915,984	¥ 675,655
Employee benefit expenses under Swedish collective bargaining agreement	¥ 304,630	¥ 292,198	¥ 324,868